UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2007

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  August 6, 2007

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 56
Form 13 F Information Table Value Total: 216,221

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      932    10740 SH       SOLE                    10740
AT&T Corp New                  COM              00206r102      488    11750 SH       SOLE                    11750
Agilent Technologies Inc       COM              00846U101     6765   176000 SH       SOLE                   176000
American International Group   COM              026874107     3585    51195 SH       SOLE                    51195
BP PLC - Spons ADR             COM              055622104     1410    19542 SH       SOLE                    19542
Barrick Gold Corp              COM              067901108      931    32020 SH       SOLE                    32020
CNX Gas Corp                   COM              12618h309     6695   218790 SH       SOLE                   218790
CONSOL Energy Inc              COM              20854P109     4182    90700 SH       SOLE                    90700
Capital Source Inc             COM              14055X102     4560   185455 SH       SOLE                   185455
Central Fund Canada CL A       COM              153501101     6188   679350 SH       SOLE                   679350
Christiana Bank & Trust/DE     COM              17081A103      333     9475 SH       SOLE                     9475
Cisco Systems Inc              COM              17275R102      324    11630 SH       SOLE                    11630
Citigroup Inc                  COM              172967101     5652   110190 SH       SOLE                   110190
Coca-Cola Co                   COM              191216100      751    14355 SH       SOLE                    14355
ConocoPhillips                 COM              20825C104     5338    68002 SH       SOLE                    68002
Delphi Financial Group-Cl A    COM              247131105     7027   168035 SH       SOLE                   168035
Dow Chemical                   COM              260543103     4444   100500 SH       SOLE                   100500
DuPont E I de Nemours & Co     COM              263534109     2446    48106 SH       SOLE                    48106
Duke Realty Corp               COM              264411505      508    14250 SH       SOLE                    14250
Emerson Electric Co            COM              291011104      323     6900 SH       SOLE                     6900
Exxon Mobil Corporation        COM              30231G102     3435    40952 SH       SOLE                    40952
Fording Canadian Coal Trust    COM              345425102     7961   243160 SH       SOLE                   243160
General Electric Co            COM              369604103     8591   224423 SH       SOLE                   224423
Great Plains Energy Inc        COM              391164100     2815    96679 SH       SOLE                    96679
HRPT Properties Trust          COM              40426W101     4932   474250 SH       SOLE                   474250
Helmerich & Payne              COM              423452101    10336   291825 SH       SOLE                   291825
Hewlett Packard Co             COM              428236103    33361   747670 SH       SOLE                   747670
Home Depot Inc                 COM              437076102      403    10250 SH       SOLE                    10250
Hospira Inc                    COM              441060100     1862    47695 SH       SOLE                    47695
Hospitality Properties Trust   COM              44106M102      278     6700 SH       SOLE                     6700
Idearc Inc                     COM              451663108     5168   146268 SH       SOLE                   146268
Intel Corp                     COM              458140100     1285    54114 SH       SOLE                    54114
International Business Machine COM              459200101     6351    60344 SH       SOLE                    60344
Johnson & Johnson              COM              478160104      776    12600 SH       SOLE                    12600
Lilly Eli & Co                 COM              532457108      249     4460 SH       SOLE                     4460
Lincare Holdings               COM              532791100     5152   129275 SH       SOLE                   129275
Merck & Co                     COM              589331107     5029   100975 SH       SOLE                   100975
NSTAR                          COM              67019E107     3636   112050 SH       SOLE                   112050
Nastech Pharmaceutical Company COM              631728409      109    10000 SH       SOLE                    10000
Newmont Mining Corp            COM              651639106     7551   193330 SH       SOLE                   193330
Northrop Grumman Corp          COM              666807102     3689    47368 SH       SOLE                    47368
Pfizer Inc                     COM              717081103      451    17632 SH       SOLE                    17632
Procter & Gamble               COM              742718109     1721    28120 SH       SOLE                    28120
Rait Investment Trust          COM              749227104      356    13700 SH       SOLE                    13700
Ryder System Inc               COM              783549108     4020    74730 SH       SOLE                    74730
Schering-Plough                COM              806605101      307    10100 SH       SOLE                    10100
Supervalu Inc                  COM              868536103     7055   152315 SH       SOLE                   152315
TECO Energy Inc                COM              872375100     3033   176520 SH       SOLE                   176520
Travelers Cos Inc              COM              89417E109     7132   133317 SH       SOLE                   133317
Union Pacific Corp             COM              907818108      299     2600 SH       SOLE                     2600
Verigy Ltd                     COM              y93691106      557    19465 SH       SOLE                    19465
Verizon Communications         COM              92343V104     7442   180759 SH       SOLE                   180759
Wachovia Corp                  COM              929903102      320     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      905    21800 SH       SOLE                    21800
Windstream Corporation         COM              97381W104     6094   412875 SH       SOLE                   412875
Wyeth                          COM              983024100      678    11832 SH       SOLE                    11832